Short-Term Borrowings (Summary of Accounts Receivable Securitization) (Details) - CAD ($) $ in Millions	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Disclosure of detailed information about borrowings [line items]
Trade accounts receivable sold to buyer as security	$ 326	$ 335
Short-term borrowings from buyer	(200)	(40)	$ (40)
Accounts Receivable Securitization [Member]
Disclosure of detailed information about borrowings [line items]
Trade accounts receivable sold to buyer as security	446	434
Short-term borrowings from buyer	(200)	(40)
Overcollateralization	$ 246	$ 394